Subsequent events (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Apr. 22, 2024 $ / shares shares	Mar. 14, 2024 SGD ($) $ / shares shares	Mar. 12, 2024 USD ($)	Mar. 06, 2024 USD ($)	Mar. 05, 2024 $ / shares shares	Jan. 20, 2024 Consultant	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Shares issued par value							$ 0.0002	$ 0.0002
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of consultant | Consultant						5
Consultants fee | $			$ 3.5
Gross proceeds from initial public offering | $				$ 12.0
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares					929,250
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares issued | shares					3,000,000
Shares issued per share					$ 4.00
Subsequent Event [Member] | IPO [Member] | Maxim Group L L C [Member]
Subsequent Event [Line Items]
Shares issued per share		$ 4.00
Shares issued additional | shares		200,350
Shares issued par value		$ 0.0002
Proceeds from shares | $		$ 0.8
Subsequent Event [Member] | IPO [Member] | Meili Note Holders [Member]
Subsequent Event [Line Items]
Shares issued additional | shares		68,478
Shares issued par value		$ 0.0002
Subsequent Event [Member] | IPO [Member] | Share Incentive Plan [Member]
Subsequent Event [Line Items]
Shares issued additional | shares	1,557,104
Shares issued par value	$ 0.0002